Post-Employment Benefits - Summary of Amount Recognized in the Consolidated Balance Sheet (Detail) - SEK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Defined benefit obligation (DBO)	kr 73,706	kr 86,598
Fair value of plan assets	57,826	64,359
Deficit/surplus (+/–)	15,880	22,239
Plans with net surplus, excluding asset ceiling	2,768	2,209
Provision for post-employment benefits	18,648	24,448
Sweden [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation (DBO)	45,209	49,423
Fair value of plan assets	32,566	31,191
Deficit/surplus (+/–)	12,643	18,232
Plans with net surplus, excluding asset ceiling		0
Provision for post-employment benefits	12,643	18,232
US [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation (DBO)	4,429	5,340
Fair value of plan assets	4,322	5,153
Deficit/surplus (+/–)	107	187
Plans with net surplus, excluding asset ceiling	320	330
Provision for post-employment benefits	427	517
United Kingdom [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation (DBO)	9,814	10,473
Fair value of plan assets	10,493	11,195
Deficit/surplus (+/–)	(679)	(722)
Plans with net surplus, excluding asset ceiling	690	727
Provision for post-employment benefits	11	5
Other Countries [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation (DBO)	14,254	21,362
Fair value of plan assets	10,445	16,820
Deficit/surplus (+/–)	3,809	4,542
Plans with net surplus, excluding asset ceiling	1,758	1,152
Provision for post-employment benefits	kr 5,567	kr 5,694